Shareholders' Equity and Earnings per Share - Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 29, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jul. 01, 2012	Apr. 01, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net income attributable to Sonoco	$ 54,746	$ 61,240	$ 54,988	$ 48,139	$ 42,783	$ 58,836	$ 51,323	$ 43,068	$ 219,113	$ 196,010	$ 217,517
Denominator:
Weighted average common shares outstanding									102,577	101,804	101,071
Dilutive effect of stock-based compensation									671	769	1,102
Diluted outstanding shares									103,248	102,573	102,173
Net income attributable to Sonoco:
Basic (usd per share)	$ 0.53	$ 0.60	$ 0.54	$ 0.47	$ 0.42	$ 0.58	$ 0.50	$ 0.42	$ 2.14	$ 1.93	$ 2.15
Diluted (usd per share)	$ 0.53	$ 0.59	$ 0.53	$ 0.47	$ 0.42	$ 0.57	$ 0.50	$ 0.42	$ 2.12	$ 1.91	$ 2.13